Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)	1 Months Ended		12 Months Ended
	Jan. 31, 2010	Jan. 31, 2008	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2013 Beijing Wowjoint Machinery Corporation Limited [Member] USD ($)	Dec. 31, 2013 Beijing Wowjoint Machinery Corporation Limited [Member] CNY
Long-term debt, gross				$ 630,000	4,000,000		$ 151,000	1,000,000
Debt instrument, interest rate terms							interest free for five years	interest free for five years
Tax provisions (benefit)	15.00%	15.00%	23.00%	23.00%	23.00%	23.00%
Income tax examination, likelihood of unfavorable settlement			more than 50% likely